Stock-Based Compensation and Employee Benefit Plans (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Time-based stock option awards
Stock-Based Compensation and Employee Benefit Plans
Total unrecognized compensation cost	$ 8,759
Weighted average period for recognition of unrecognized compensation cost	3 years 7 months 6 days
Performance based awards
Stock-Based Compensation and Employee Benefit Plans
Total unrecognized compensation cost	5,797
Compensation cost recognized	$ 0	$ 0